Current and Long-Term Debt and Capital Lease Obligations (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Current and Long-Term Debt and Capital Lease Obligations [Abstract]
Current and Long-Term Debt and Capital Lease Obligations
9.	Current and Long-Term Debt and Capital Lease Obligations

Current and long-term debt and capital lease obligations consist of the following:

	March 31, 2021	December 31, 2020
Term Loan	$—	$44,663
Unamortized debt issuance costs	—	(1,234)
Revolving Facility Line of Credit	—	—
Capital lease obligations	212	246
Subtotal	212	43,675
Less: current portion, net of unamortized debt issuance costs	(170)	(380)
	$42	$43,295

2020 Financing Agreement

On January 17, 2020, the Company entered into a Financing Agreement with TPG Specialty Lending, Inc. (“TSL”) as administrative agent and lender and Wells Fargo Bank, N.A. (“Wells”, and with TSL, the “2020 Lenders”) for a $72.5 million facility, secured by substantially all the assets of the Company (the “2020 Financing Agreement”). In connection therewith, the outstanding Term Loan and Revolver under the PacWest Bank Credit Agreement of $28.3 million was paid in full along with related interest and all liens released. Existing Letters of Credit of $2,854 issued by PacWest Bank remained outstanding as of the date of the transaction and were collateralized by cash of $2,914 which will be treated as restricted cash until the underlying Letters of Credit are released.

The 2020 Financing Agreement consisted of the following facilities, all of which mature on January 17, 2025 (“Maturity Date”):

(i)
an Initial Term Loan of $45.0 million, which was drawn at closing and used to pay off the PacWest Bank Credit agreement. Principal payments on the Initial Term Loan are due in equal installments of 0.25% of the initial principal amount commencing June 30, 2020 and on the last business day of each quarter thereafter, with the remaining amount due on the Maturity Date

(ii)
a Delayed Draw Term Loan (“DDTL”) of up to $20.0 million, which is available to draw in minimum increments through July 17, 2021, which after drawn, cannot be repaid without permanently reducing the amount available.

(iii)
a Revolving Commitment facility (“Revolver”) of $7.5 million, including a sub-limit of up to $4.0 million for issuing additional letters of credit. The Revolver may be repaid and re-borrowed until the Maturity Date.

The Initial Term Loan and DDTL may be prepaid from time to time by the Company. Once an amount is prepaid, it may not be reborrowed except for the Revolver. Prepayments are subject to a premium on the principal amount repaid of 3.0% in the first 24 months (2.25% in months 13 through 24 if a change in control occurs, as defined); 1.0% in months 25 to 36, and 0% thereafter. Mandatory prepayments are required upon the occurrence of certain events, as defined in the 2020 Financing Agreement.

In connection with the Business Combination, on January 12, 2021, the Company repaid the entire amount due under the Initial Term Loan, along with a prepayment penalty, and extinguished the 2020 Financing Agreement. In connection therewith, unamortized debt discount of $1,234 and a prepayment penalty and associated costs of $1,575 were recorded as loss on debt extinguishment in interest expense in the accompanying statements of operations and comprehensive loss.

Capital Leases

In current and prior years, the Company entered into several equipment leases to finance equipment purchases, under which $212 remained outstanding as of March 31, 2021. These have been accounted for as capital leases.

8.	Current and Long-Term Debt and Capital Lease Obligations

Current and long-term debt and capital lease obligations consist of the following as of December 31 of each year:

December 31,	2020	2019
Term Loan	$44,663	$5,833
Unamortized debt issuance costs	(1,234)	(67)
Revolving Facility Line of Credit	—	22,750
Capital lease obligations	246	502
Subtotal	43,675	29,018
Less: current portion, net of unamortized debt issuance costs	(380)	(876)
	$43,295	$28,142

2020 Financing Agreement

On January 17, 2020, the Company entered into a Financing Agreement with TPG Specialty Lending, Inc. (“TSL”) as administrative agent and lender and Wells Fargo Bank, N.A. (“Wells”, and with TSL, the “2020 Lenders”) for a $72.5 million facility, secured by substantially all the assets of the Company (the “2020 Financing Agreement”). In connection therewith, the outstanding Term Loan and Revolver under the PacWest Bank Credit Agreement of $28.3 million was paid in full along with related interest and all liens released. Existing Letters of Credit of $3,154 issued by PacWest Bank remained outstanding as of the date of the transaction and were collateralized by cash of $3,274 which will be treated as restricted cash until the underlying Letters of Credit are released.

The 2020 Financing Agreement consisted of the following facilities, all of which mature on January 17, 2025 (“Maturity Date”):

(i)
an Initial Term Loan of $45.0 million, which was drawn at closing and used to pay off the PacWest Bank Credit agreement. Principal payments on the Initial Term Loan are due in equal installments of 0.25% of the initial principal amount commencing June 30, 2020 and on the last business day of each quarter thereafter, with the remaining amount due on the Maturity Date

(ii)
a Delayed Draw Term Loan (“DDTL”) of up to $20.0 million, which is available to draw in minimum increments through July 17, 2021, which after drawn, cannot be repaid without permanently reducing the amount available.

(iii)
a Revolving Commitment facility (“Revolver”) of $7.5 million, including a sub-limit of up to $4.0 million for issuing additional letters of credit. The Revolver may be repaid and re-borrowed until the Maturity Date.

The Initial Term Loan and DDTL may be prepaid from time to time by the Company. Once an amount is prepaid, it may not be reborrowed except for the Revolver. Prepayments are subject to a premium on the principal amount repaid of 3.0% in the first 24 months (2.25% in months 13 through 24 if a change in control occurs, as defined); 1.0% in months 25 to 36, and 0% thereafter. Mandatory prepayments are required upon the occurrence of certain events, as defined in the 2020 Financing Agreement.

The Company incurred certain fees to the Lenders in connection with the 2020 Financing Agreement, including an upfront facility fee of 1.50% of the principal amount of the Initial Term Loan and Revolver, and 0.75% of the DDTL (with another 0.75% due if any funding occurs under the DDTL), and legal and due diligence costs of the 2020 Lenders and the Company. On a quarterly basis, a commitment fee of 0.50% per annum is payable to the 2020 Lenders on the unfunded amount of the Revolver and DDTL, computed on a daily basis. Interest is incurred on the 2020 Financing Agreement based on the Company’s periodic election of either:

(i)
LIBOR (or equivalent) rate, for a 1 month, 2 month or 3 month period, at an interest rate per annum of the relevant LIBOR rate for the selected period, with a floor of 1.50%, plus the Applicable Margin of 7.00% per annum. The minimum rate for LIBOR loans is 8.50%.

(ii)
Base Rate - defined as the greater of (a) the Prime rate, (b) the Federal Funds Effective Rate plus 1/2 of 1%, (c) the Adjusted LIBOR Rate, or (d) 4.00%, plus the Applicable Margin of 6.00% per annum. The minimum rate for Base Rate loans is 10.00%.

The Financing Agreement contains typical reporting and related covenants, as well as financial covenants. The financial covenants based on the most recent quarter’s annualized recurring revenue, which increases from $78.0 million as of March 31, 2020 to $125.0 million as of December 31, 2023 through the Maturity Date. Additionally, there is a Minimum Liquidity covenant based on the unrestricted cash balance plus availability under the Revolver, which must exceed the greater of (i) $5.0 million or (ii) the Cash Burn, as defined, for the prior six month period as of the last quarterly reporting date.

As noted in Note 15, subsequent to December 31, 2020, the Company repaid the entire amount due under the Initial Term Loan, along with a prepayment penalty, and extinguished the entire 2020 Financing Agreement.

Loan Agreement and Credit Agreement

In prior years, the Company entered into a loan and security agreement (“the Loan Agreement”) with Square 1 Bank, which was a subsidiary of and subsequently renamed to Pacific Western Bank (“Square 1 Bank” or “PacWest Bank”) in 2019. From time to time the Loan Agreement was amended mainly to provide for additional borrowing capacity in the form of term loans and increased borrowing limits.

In connection with an amended Loan Agreement, in July 2014, the Company issued to PacWest Bank a warrant to purchase 105,005 shares of the Company’s Series C Preferred stock (which converted into common stock in connection with the Merger — see Note 15) with an exercise price $1.91 per share and an expiration date of July 10, 2024. The warrant is exercisable in whole or in part at any time, and automatically converts to Series C Preferred stock in a cashless conversion if not exercised prior to the expiration date. The warrants issued to PacWest Bank for the purchase of Preferred stock have been included in other liabilities due to the contingently redeemable terms of the underlying Preferred stock, and are being remeasured at each reporting period with changes to fair value reflected in other income (expense) in the Statements of Operations and Comprehensive Loss, which totaled expense of $(926), $(12) and $(54) in 2020, 2019 and 2018, respectively.

On October 19, 2017, the prior Loan Agreement was modified and a new Senior Syndicated Credit Agreement (“Credit Agreement”) was entered into with PacWest Bank as Agent, and another bank as loan party (collectively, the “Lenders”). The initial aggregate borrowing limit was $40,000, with the option to increase to $50,000 upon certain conditions and approvals from the Banks. The Credit Agreement contained a Revolving Facility of up to $40,000 that was to mature in October 2020, and an initial $10,000 term loan maturing on October 18, 2021. The Company incurred certain fees to the Lenders including a 0.25% Commitment fee, and along with other fees which were recorded as deferred financing costs and amortized to interest expense over the term of the Term Loan. The Revolving Facility and Term Loan interest rates were tiered based on Liquidity (defined as cash on hand plus Availability under the Revolving Facility), ranging from Prime plus 0.75% to 1.00% for the Revolving Facility and the Prime Rate plus 1.00% to 1.25% for the Term Loan.

Principal payments under the Term Loan commenced in October 2018 equally over a 36 month period. As of December 31, 2019, the interest rate on the Term Loan was 6.00% and the interest rate on the Revolving Facility was 5.75%.

The terms of the Credit Agreement, as amended, allow for a limit of $5,000 for Ancillary Services, of which the Company had issued on its behalf Letters of Credit in the aggregate amount of $3,104 and $3,185 as of December 31, 2020 and December 31, 2019, respectively in lieu of security deposits related primarily to the Company’s leases. The issued letters of credit as of December 31, 2020 are collateralized by cash deposits held at PacWest Bank and are presented as restricted cash in the accompanying balance sheets.

The Credit Agreement was collateralized by all of the assets of the Company, except assets under capital leases, customer funds and all intellectual property now or ever owned by the Company.

Covenant Compliance

As required under the 2020 Financing Agreement and the prior Credit Agreement, the Company is required to maintain certain financial and operating performance metrics targets as defined in each agreement. At December 31, 2020 and 2019, the Company was in compliance with its required debt covenants.

In January 2020, the Company extinguished the Credit Agreement as part of a refinancing. Since the Company paid off the Loan Agreement in full in January 2020 and replaced it with long term debt that exceeded the amount outstanding, all amounts were classified as long-term debt in the accompanying Balance Sheet as of December 31, 2019, except for the amounts that would be due in 2020 under the new 2020 Financing Agreement. Future minimum principal payments due for amounts outstanding under the Credit Facility at December 31, 2020, were as follows.

2021	$450
2022	450
2023	450
2024	450
2025	42,863
Thereafter	—
Total	$44,663

The Company determines that Loan Agreement is classified as Level 2 and the relevant fair value approximates its carrying amount since it bears interest at rates that approximate current market rates.

Capital Leases

In current and prior years, the Company entered into several equipment leases to finance equipment purchases, under which $246 remained outstanding as of December 31, 2020. These have been accounted for as capital leases.